Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents

	12/31/2024	12/31/2023
Cash and cash equivalents in foreign currency	770,623	225,308
Cash and cash equivalents in national currency	212,573	941,584
Reverse repurchase agreements (a)	125,198	3,092,487
Total	1,108,394	4,259,379

(a)    Refers to operations whose maturity, on the investment date, was equal to or less than 90 days and present an insignificant risk of change in fair value.